Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024		Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	$ 107,695	[1]	$ 99,192	[2]
Prepayments and other assets	30,410		33,851
Other non-current assets	59,048		49,609
Unamortised debt issuance cost	626		975
Other employee obligations	105,352		107,881
Other liabilities	19,853		40,662
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	82		593
Prepayments and other assets	21,310		27,494
Other non-current assets	42,459		33,689
Unamortised debt issuance cost	626		975
Other employee obligations	31,237		27,237
Other liabilities	$ 8,837		$ 12,903

[1]	Excluding non-financial assets $82.
[2]	Excluding non-financial assets $593.